Share-Based Compensation (Details) - Schedule of Exercise Prices for Outstanding Options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Number And Weighted Average Exercise Prices Abstract
Number of options, Outstanding	7,884	3,324
Weighted average exercise price, Outstanding	$ 385.6	$ 660
Weighted average remaining term, Outstanding	6 years 2 months 19 days	6 years 6 months 21 days
Number of options, Expired during the year
Weighted average exercise price, Expired during the year
Weighted average remaining term, Expired during the year
Number of options, Forfeited during the year	(1,467)	(325)
Weighted average exercise price, Forfeited during the year
Weighted average remaining term, Forfeited during the year
Number of options, Exercised during the year
Weighted average exercise price, Exercised during the year
Weighted average remaining term, Exercised during the year
Number of options, Granted during the year	138,907	4,885
Weighted average exercise price, Granted during the year	$ 4.76	$ 188
Weighted average remaining term, Granted during the year
Number of options, Outstanding	145,324	7,884
Weighted average exercise price, Outstanding	$ 22.17	$ 385.6
Weighted average remaining term, Outstanding	5 years 7 months 13 days	6 years 2 months 19 days
Number of options, Exercisable	2,630	1,440
Weighted average exercise price, Exercisable
Weighted average remaining term, Exercisable